Commitments	3 Months Ended
Sep. 30, 2024
Commitments [Abstract]
Commitments
Note 19. Commitments
As at 30 September 2024, the Group had commitments of $125,664,000 (30 June 2024: $194,641,000) which are payable in installments as set out below.
As at 30 September 2024, total Group commitments are set out in the table below (excludes shipping and taxes).

	30 Sep 2024	30 Jun 2024
	US$'000	US$'000
Mining Hardware
Amounts payable within 12 months of balance date	46,217	116,982
Amounts payable after 12 months of balance date	-	-

Other Commitments
Amounts payable within 12 months of balance date	78,797	77,659
Amounts payable after 12 months of balance date	650	-

Total Commitments	125,664	194,641